TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.6%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 2.0%
-----------------------------------------------------------------------
General Dynamics Corp.                        110,000      $  8,976,000
-----------------------------------------------------------------------
                                                           $  8,976,000
-----------------------------------------------------------------------
Banks - Regional -- 3.9%
-----------------------------------------------------------------------
Charter One Financial, Inc.                   150,000      $  4,087,500
M&T Bank Corp.                                 75,000         4,912,500
TCF Financial Corp.                           200,000         8,400,000
-----------------------------------------------------------------------
                                                           $ 17,400,000
-----------------------------------------------------------------------
Building Products -- 1.0%
-----------------------------------------------------------------------
American Standard Companies, Inc.(1)           75,000      $  4,342,500
-----------------------------------------------------------------------
                                                           $  4,342,500
-----------------------------------------------------------------------
Chemicals -- 2.3%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              125,000      $  5,005,000
Dow Chemical Co. (The)                        150,000         4,987,500
-----------------------------------------------------------------------
                                                           $  9,992,500
-----------------------------------------------------------------------
Communications Services -- 5.2%
-----------------------------------------------------------------------
BellSouth Corp.                               150,000      $  5,550,000
SBC Communications, Inc.                      250,000         9,527,500
Sprint Corp. (FON Group)                      400,000         8,000,000
-----------------------------------------------------------------------
                                                           $ 23,077,500
-----------------------------------------------------------------------
Computer Services -- 2.5%
-----------------------------------------------------------------------
Computer Sciences Corp.(1)                    100,000      $  3,591,000
DST Systems, Inc.(1)                          125,000         5,118,750
SunGard Data Systems, Inc.(1)                 100,000         2,520,000
-----------------------------------------------------------------------
                                                           $ 11,229,750
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.9%
-----------------------------------------------------------------------
Diebold, Inc.                                 100,000      $  3,630,000
International Business Machines Corp.          85,000         9,185,950
-----------------------------------------------------------------------
                                                           $ 12,815,950
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Consulting -- 1.3%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)                    325,000      $  5,710,250
-----------------------------------------------------------------------
                                                           $  5,710,250
-----------------------------------------------------------------------
Distribution -- 0.6%
-----------------------------------------------------------------------
United Stationers, Inc.(1)                    100,000      $  2,805,000
-----------------------------------------------------------------------
                                                           $  2,805,000
-----------------------------------------------------------------------
Drugs -- 5.0%
-----------------------------------------------------------------------
Abbott Laboratories                            65,000      $  3,443,700
Elan Corp., PLC - ADR(1)                      100,000         4,565,000
Ivax Corp.(1)                                 150,000         3,082,500
Mylan Laboratories                            100,000         3,687,000
Watson Pharmaceuticals, Inc.(1)               150,000         7,152,000
-----------------------------------------------------------------------
                                                           $ 21,930,200
-----------------------------------------------------------------------
Electric Utilities -- 6.2%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      100,000      $  6,112,000
DTE Energy Co.                                 75,000         3,126,750
Duke Energy Corp.                             250,000         9,602,500
Firstenergy Corp.                             100,000         3,446,000
Reliant Resources, Inc.(1)                    325,000         5,086,250
-----------------------------------------------------------------------
                                                           $ 27,373,500
-----------------------------------------------------------------------
Electrical Equipment -- 0.6%
-----------------------------------------------------------------------
Emerson Electric Co.                           55,000      $  2,696,100
-----------------------------------------------------------------------
                                                           $  2,696,100
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.8%
-----------------------------------------------------------------------
Celestica, Inc.(1)                            100,000      $  3,432,000
-----------------------------------------------------------------------
                                                           $  3,432,000
-----------------------------------------------------------------------
Financial Services -- 12.6%
-----------------------------------------------------------------------
A.G. Edwards, Inc.                            175,000      $  6,919,500
Citigroup, Inc.                               250,000        11,380,000
Dun & Bradstreet Corp.(1)                     200,000         6,252,000
Federated Investors, Inc.                     250,000         6,525,000
Freddie Mac                                   175,000        11,868,500
H&R Block, Inc.                               135,000         4,600,800
Legg Mason, Inc.                              100,000         4,211,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Financial Services (continued)
-----------------------------------------------------------------------
Mellon Financial Corp.                        125,000      $  4,200,000
-----------------------------------------------------------------------
                                                           $ 55,956,800
-----------------------------------------------------------------------
Foods -- 6.6%
-----------------------------------------------------------------------
Dean Foods Co.                                 50,000      $  2,242,500
Flowers Foods, Inc.(1)                         75,000         3,112,500
Kroger Co. (The)(1)                           375,000         9,172,500
Sara Lee Corp.                                300,000         6,687,000
Suiza Foods Corp.(1)                           70,000         4,127,900
Tyson Foods, Inc.                             408,460         3,998,823
-----------------------------------------------------------------------
                                                           $ 29,341,223
-----------------------------------------------------------------------
Furniture Retailer -- 0.5%
-----------------------------------------------------------------------
Haverty Furniture Co., Inc.                   160,000      $  2,000,000
-----------------------------------------------------------------------
                                                           $  2,000,000
-----------------------------------------------------------------------
Household Products -- 1.9%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          150,000      $  8,326,500
-----------------------------------------------------------------------
                                                           $  8,326,500
-----------------------------------------------------------------------
Instrumentation -- 1.0%
-----------------------------------------------------------------------
Thermo Electron Corp.(1)                      200,000      $  4,228,000
-----------------------------------------------------------------------
                                                           $  4,228,000
-----------------------------------------------------------------------
Insurance -- 5.5%
-----------------------------------------------------------------------
Aflac Corp.                                   175,000      $  4,280,500
Hartford Financial Services Group, Inc.       150,000         8,100,000
MetLife, Inc.                                 125,000         3,362,500
Progressive Corp.                              30,000         4,161,300
Xl Capital Ltd.                                50,000         4,343,000
-----------------------------------------------------------------------
                                                           $ 24,247,300
-----------------------------------------------------------------------
Integrated Oil and Gas -- 3.3%
-----------------------------------------------------------------------
BP Amoco PLC - ADR                            125,000      $  6,042,500
Conoco, Inc.                                  325,000         8,352,500
-----------------------------------------------------------------------
                                                           $ 14,395,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Lighting Systems -- 0.2%
-----------------------------------------------------------------------
LSI Industries Inc.                            50,000      $  1,100,000
-----------------------------------------------------------------------
                                                           $  1,100,000
-----------------------------------------------------------------------
Machinery -- 0.6%
-----------------------------------------------------------------------
Deere and Co.                                  75,000      $  2,774,250
-----------------------------------------------------------------------
                                                           $  2,774,250
-----------------------------------------------------------------------
Manufactured Housing -- 0.9%
-----------------------------------------------------------------------
Clayton Homes, Inc.                           300,000      $  4,200,000
-----------------------------------------------------------------------
                                                           $  4,200,000
-----------------------------------------------------------------------
Medical Products -- 2.7%
-----------------------------------------------------------------------
Bard (C.R.), Inc.                             100,000      $  5,490,000
Becton Dickinson and Co.                      175,000         6,265,000
-----------------------------------------------------------------------
                                                           $ 11,755,000
-----------------------------------------------------------------------
Medical Services -- 1.1%
-----------------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                    250,000      $  4,872,500
-----------------------------------------------------------------------
                                                           $  4,872,500
-----------------------------------------------------------------------
Metals - Industrial -- 1.7%
-----------------------------------------------------------------------
Alcan Aluminum Ltd.                           120,000      $  3,666,000
Alcoa, Inc.                                   120,000         3,872,400
-----------------------------------------------------------------------
                                                           $  7,538,400
-----------------------------------------------------------------------
Miscellaneous -- 2.1%
-----------------------------------------------------------------------
Fortune Brands, Inc.                          250,000      $  9,212,500
-----------------------------------------------------------------------
                                                           $  9,212,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.7%
-----------------------------------------------------------------------
Santa Fe International Corp.                  300,000      $  7,302,000
-----------------------------------------------------------------------
                                                           $  7,302,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.0%
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas(1)                   75,000      $  2,970,000
Mitchell Energy & Development Corp.,
Class A                                       100,000         5,325,000
Murphy Oil Corp.                               50,000         3,975,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-----------------------------------------------------------------------
XTO Energy, Inc.                              300,000      $  5,400,000
-----------------------------------------------------------------------
                                                           $ 17,670,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.2%
-----------------------------------------------------------------------
Sappi Ltd. - ADR                              250,000      $  2,385,000
Smurfit-Stone Container Corp.(1)              200,000         2,962,000
-----------------------------------------------------------------------
                                                           $  5,347,000
-----------------------------------------------------------------------
Publishing -- 0.4%
-----------------------------------------------------------------------
Gannett Co., Inc.                              30,000      $  1,896,000
-----------------------------------------------------------------------
                                                           $  1,896,000
-----------------------------------------------------------------------
Restaurants -- 0.7%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                   110,000      $  3,173,500
-----------------------------------------------------------------------
                                                           $  3,173,500
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.7%
-----------------------------------------------------------------------
Target Corporation                            250,000      $  7,787,500
TJX Companies, Inc.                           250,000         8,450,000
-----------------------------------------------------------------------
                                                           $ 16,237,500
-----------------------------------------------------------------------
Savings & Loans -- 1.9%
-----------------------------------------------------------------------
Dime Bancorp, Inc.                            250,000      $  8,470,000
-----------------------------------------------------------------------
                                                           $  8,470,000
-----------------------------------------------------------------------
Specialty Chemicals -- 2.5%
-----------------------------------------------------------------------
Monsanto Co.                                  275,000      $  8,607,500
Valspar Corp.                                  75,000         2,517,750
-----------------------------------------------------------------------
                                                           $ 11,125,250
-----------------------------------------------------------------------
Transport - Services -- 2.1%
-----------------------------------------------------------------------
FedEx Corp.(1)                                225,000      $  9,243,000
-----------------------------------------------------------------------
                                                           $  9,243,000
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
Canadian National Railway Co.                 125,000      $  4,950,000
-----------------------------------------------------------------------
                                                           $  4,950,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Trucks and Parts -- 1.3%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                           150,000      $  5,745,000
-----------------------------------------------------------------------
                                                           $  5,745,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $399,948,381)                          $422,887,973
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 4.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CIT Group Holdings, Inc., 2.63%, 11/1/01     $ 10,306      $ 10,306,000
General Electric Capital Co., 2.64%,
11/1/01                                        10,307        10,307,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $20,613,000)                        $ 20,613,000
-----------------------------------------------------------------------
Total Investments -- 100.2%
   (identified cost $420,561,381)                          $443,500,973
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                   $ (1,053,845)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $442,447,128
-----------------------------------------------------------------------

 ADR - American Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $420,561,381)                          $443,500,973
Cash                                             1,642
Receivable for investments sold              4,655,147
Dividends receivable                           278,900
Prepaid expenses                                 2,315
------------------------------------------------------
TOTAL ASSETS                              $448,438,977
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,965,546
Accrued expenses                                26,303
------------------------------------------------------
TOTAL LIABILITIES                         $  5,991,849
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $442,447,128
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $419,507,536
Net unrealized appreciation (computed on
   the basis of identified cost)            22,939,592
------------------------------------------------------
TOTAL                                     $442,447,128
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2001(1)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $2,286)  $  1,416,536
Interest                                       195,039
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,611,575
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    749,662
Custodian fee                                   34,253
Legal and accounting services                   23,787
Miscellaneous                                    6,994
------------------------------------------------------
TOTAL EXPENSES                            $    814,696
------------------------------------------------------

NET INVESTMENT INCOME                     $    796,879
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(28,414,129)
------------------------------------------------------
NET REALIZED LOSS                         $(28,414,129)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (9,698,694)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (9,698,694)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(38,112,823)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(37,315,944)
------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001(1)
-------------------------------------------------------------
From operations --
   Net investment income                  $           796,879
   Net realized loss                              (28,414,129)
   Net change in unrealized
      appreciation (depreciation)                  (9,698,694)
-------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $       (37,315,944)
-------------------------------------------------------------
Capital transactions --
   Assets contributed by the Eaton Vance
      Tax-Managed Value Fund              $       371,516,049
   Contributions                                  127,707,372
   Withdrawals                                    (19,560,359)
-------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $       479,663,062
-------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       442,347,118
-------------------------------------------------------------

Net Assets
-------------------------------------------------------------
At beginning of period                    $           100,010
-------------------------------------------------------------
AT END OF PERIOD                          $       442,447,128
-------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)
-----------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.70%(2)
   Net investment income                   0.69%(2)
Portfolio Turnover                           45%
-----------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $442,447
-----------------------------------------------------

 (1) For the period from the start of business, July 23, 2001 to October 31, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period period from the commencement of operations, July 23, 2001 to October 31, 2001, the advisory fee amounted to $749,662. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $285,207,637 and $178,274,493 respectively, for the period from the commencement of operations, July 23, 2001 to October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $420,584,637
    ------------------------------------------------------
    Gross unrealized appreciation             $ 29,615,196
    Gross unrealized depreciation               (6,698,860)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 22,916,336
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, July 23, 2001 to October 31, 2001.

7 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of net assets of Eaton Vance Tax-Managed Value Fund of $371,516,049 in exchange for an interest in the Portfolio, including net unrealized appreciation of $32,638,286. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED VALUE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Value Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations, the statements of changes in net assets, and the supplementary data for the period from the start of business, July 23, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Value Portfolio at October 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

TAX-MANAGED VALUE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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